Prepayments and Other Current Assets - Summary of Prepayments and Other Current Assets (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Prepaid Expense and Other Assets, Current [Abstract]
Deductible input value-added tax	¥ 2,221,048	¥ 1,521,488
Prepayments	383,826	395,022
Deposits	101,590	125,451
Receivables from third party online payment service providers	50,384	36,939
Finance lease receivables, current portion, net (Note 18)	11,388	11,100
Others	367,076	399,339
Total	¥ 3,135,312	¥ 2,489,339